The CarolinasFund














                                 Annual Report
                               February 28, 1998







   Investment Adviser                                   Administrator
Morehead Capital Advisors LLC                    Countrywide Fund Services, Inc.
1712 East Boulevard                              312 Walnut Street
Charlotte, NC  28203                             P.O. Box 5354
  1.800.943.1012                                 Cincinnati, OH  45202-5354
                                                     1.800.543.8721

                              Shareholder Services
                                 1.800.934.1012

THE CAROLINASFUND                                     1712 East Boulevard
                                                      Charlotte, North Carolina
                                                      28203

                                                      704/344-1012
April 22, 1998                                        800/934-1012
                                                      Fax 704/333-9366

Dear CarolinasFund Shareholder,

1997 was a good year in terms of performance for both The CarolinasFund and many of the companies within the region. Our fiscal year ended February 28, 1998 with total returns as follows: Investor Shares: 30.84% and Institutional Shares 31.59%.

Throughout most of the calendar year, our performance closely tracked the major indices such as: Standard & Poor's 500, the Dow Jones Industrial Average, NASDAQ, and the Russell 2000. During the Dow's blue chip sell-off in August, however, Carolinas stocks did not experience significant losses and finished the year strong relative to those indices.

As our third year of operation closed on December 31, 1997, The CarolinasFund trailed only the S&P 500 of those indices in terms of performance. Among the stocks which outperformed the major indices were:
--------------------------------------------------------------------------------
Family Dollar             BB&T      Lance                         Wachovia
Martin Marietta           CCB       Piedmont Natural Gas          Guilford Mills
Policy Management                                                 Centura Bank
--------------------------------------------------------------------------------

According to The Charlotte Observer and Bloomberg News, one of the world's leading vendors of business news, stock data, and financial information, there are 146 publicly held companies based in the Carolinas with a market capitalization of $15 million or more.

The CarolinasFund focuses in on the 50 largest publicly traded companies in North and South Carolina based on market capitalization (number of shares outstanding times market price). The Fund's portfolio includes virtually all sizes (market capitalization) of companies (i.e., Large Cap, Mid Cap, and Small
Cap).

In general, the smallest market capitalization within the portfolio has been in excess of $250 million and the largest in excess of $50 billion. On balance, the median market capitalization of all holdings within the Fund has been between $1 billion and $5 billion, which is generally regarded by investment professionals as a small to mid-cap range.

April 22, 1998
Page Two




The fifty largest companies within The CarolinasFund's portfolio will generally account for more than eighty percent of the entire market capitalization of publicly held companies within North and South Carolina. Hence, performance of The CarolinasFund should be considered to be a rough proxy for overall stock performance within the two-state region.

The economy in the region remains strong, which continues to help the stocks within our portfolio. According to the Bureau of Economic Analysis (BEA) of the U.S. Department of Commerce and the Federal Reserve, North and South Carolina has experienced the following positive economic trends:

o Gross State Product continued to outpace Gross National Product of the U.S. through 1996 and 1997
o    State unemployment continued at below national levels in both
     1996 and 1997
o    Personal income rose above the national average in both 1996 and 1997
o    Net population inflow outpaced the national rate in 1997

We believe that the demographic and economic characteristics of North and South Carolina, including population, employment, retail sales, personal income, bank loans, bank deposits, and residential construction are such that companies headquartered in the two states have a greater than average potential for capital appreciation.

Should you have questions about The CarolinasFund or the attached report, please do not hesitate to contact us at 704-344-1012. Access to daily price information (NAV, etc.) is provided via toll free number 800-934-1012 and NASDAQ listings are now published in the major newspapers. The symbol for Investor Shares is CARVX - for Institutional Shares CARTX.

Thank you very much for your continued interest in and support of The CarolinasFund.



Sincerely,

/s/ Blucher Ehringhaus

J.C. Blucher Ehringhaus, III
Managing Director

A Representation of the Graphic Material Contained in the February 28, 1998 Annual Report is set forth below:

          Comparison of the Change in Value of a $10,000 Investment in The CarolinasFund* and the S&P 500 Index

S&P 500 INDEX: (w/reinvested dividends)
                                         QTRLY
             DATE                        RETURN                    BALANCE
             01/03/95                                                10,000
             03/31/95                      9.74%                     10,974
             06/30/95                      9.55%                     12,021
             09/30/95                      7.95%                     12,977
             12/31/95                      6.02%                     13,758
             03/31/96                      5.37%                     14,496
             06/30/96                      4.49%                     15,147
             09/30/96                      3.09%                     15,615
             12/31/96                      8.34%                     16,917
             03/31/97                      2.68%                     17,370
             06/30/97                     17.46%                     20,403
             09/30/97                      7.49%                     21,931
             12/31/97                      2.87%                     22,561
             02/28/98                      8.40%                     24,456

THE CAROLINASFUND:
                                         QTRLY
             DATE                        RETURN                     BALANCE
             01/03/95                                                 9,650
             03/31/95                      5.12%                     10,144
             06/30/95                      5.18%                     10,669
             09/30/95                     10.48%                     11,787
             12/31/95                     -1.17%                     11,648
             03/31/96                      5.24%                     12,258
             06/30/96                      0.96%                     12,376
             09/30/96                     -1.80%                     12,153
             12/31/96                      4.64%                     12,717
             03/31/97                     -3.81%                     12,232
             06/30/97                     12.53%                     13,764
             09/30/97                     10.99%                     15,277
             12/31/97                      4.38%                     15,947
             02/28/98                      6.33%                     16,956


Past performance is not predictive of future performance.

The CarolinasFund
Average Annual Total Returns
                             1 Year      Since Inception*
Investor Class               26.26%       18.21%
Institutional Class          31.59%       20.21%

*The chart above represents performance of Investor Class shares only, which will vary from the performance of Institutional Class shares based on the differences in loads and fees paid by shareholders in the different classes. Fund inception was January 3, 1995, and the initial public offering of Institutional Class shares commenced on May 22, 1995.

                                The CarolinasFund

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 1998

      ASSETS
           Investments in securities, at market value (Cost $3,158,671) (Note 1)           $        4,802,343
           Investments in repurchase agreements (Note 1)                                              450,000
           Cash                                                                                           291
           Receivable for capital shares sold                                                          35,397
           Dividends and interest receivable                                                            7,279
           Receivable from Adviser (Note 3)                                                             4,170
           Organization expenses, net (Note 1)                                                         17,072
           Other assets                                                                                 1,930
                                        TOTAL ASSETS                                                5,318,482
                                                                                                    ---------
      LIABILITIES
           Other accrued expenses and liabilities                                                      21,297
                                        TOTAL LIABILITIES                                              21,297

      NET ASSETS                                                                            $        5,297,185
                                                                                                     ==========
      Net assets consist of:
      Paid-in capital                                                                       $        3,703,005
      Accumulated net realized losses from security transactions                                       (49,492)
      Net unrealized appreciation on investments                                                     1,643,672
      Net assets                                                                            $        5,297,185
                                                                                                     ==========
      PRICING OF INVESTOR CLASS SHARES
      Net assets applicable to Investor Class shares                                        $        4,125,111
                                                                                                     ==========
      Shares of beneficial interest outstanding (unlimited number of shares
                       authorized, no par value)                                                       235,937
                                                                                                     ==========
      Net asset value and redemption price per share (Note 1)                               $            17.48
                                                                                                     ==========
      Maximum offering price per share (Note 1)                                             $            18.11
                                                                                                     ==========
      PRICING OF INSTITUTIONAL CLASS SHARES
      Net assets applicable to Institutional Class shares                                   $        1,172,074
                                                                                                     ==========
      Shares of beneficial interest outstanding (unlimited number of shares
                       authorized, no par value)                                                        65,753
                                                                                                     ===========
      Net asset value, offering price and redemption price per share (Note 1)               $            17.83
                                                                                                     ===========

      See accompanying notes to financial statements.

                                The CarolinasFund

                             STATEMENT OF OPERATIONS

                      For the Year Ended February 28, 1998

   INVESTMENT INCOME
         Dividends                                                                     $    81,120
         Interest                                                                            8,020
               TOTAL INVESTMENT INCOME                                                      89,140

   EXPENSES
         Investment advisory fees (Note 3)                                                  42,295
         Accounting services fees (Note 3)                                                  24,000
         Shareholder services and transfer agent fees (Note 3)                              24,000
         Distribution expenses, Investor Class (Note 3)                                     16,548
         Professional fees                                                                  13,580
         Administration fees (Note 3)                                                       12,000
         Amortization of organization expenses (Note 1)                                      9,312
         Trustees' fees and expenses                                                         7,269
         Insurance expense                                                                   6,872
         Postage and supplies                                                                4,602
         Custodian fees                                                                      3,880
         Registration fees                                                                   3,184
         Pricing expense                                                                     1,229
         Printing of shareholder reports                                                       880
              TOTAL EXPENSES                                                               169,651
         Fees waived and expenses reimbursed by the Adviser (Note 3)                       (79,176)
               NET EXPENSES                                                                 90,475

   NET INVESTMENT LOSS                                                                      (1,335)

   REALIZED AND UNREALIZED GAINS ON INVESTMENTS
         Net realized gains from security transactions                                       3,640
         Net change in unrealized appreciation on investments                            1,186,197

   NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                      1,189,837

   NET INCREASE IN NET ASSETS FROM OPERATIONS                                          $ 1,188,502


   See accompanying notes to financial statements.

                               The CarolinasFund

                      STATEMENTS OF CHANGES IN NET ASSETS

                 For the Years Ended February 28, 1998 and 1997


                                                                              Year                            Year
                                                                              Ended                           Ended
                                                                              Feb. 28, 1998                   Feb. 28, 1997
FROM OPERATIONS:
    Net investment loss                                             $         (1,335)             $           (4,218)
    Net realized gains (losses) from security transactions                     3,640                         (53,045)
    Net change in unrealized appreciation on investments                   1,186,197                         256,182
Net increase in net assets from operations                                 1,188,502                         198,919

DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized gains, Investor Class                                     --                              (279)
    From net realized gains, Institutional Class                                --                               (73)
Decrease in net assets from distributions to shareholders                       --                              (352)

FROM CAPITAL SHARES TRANSACTIONS (A):
INVESTOR CLASS
    Proceeds from shares sold                                                977,120                        1,380,508
    Net asset value of shares issued in reinvestment
       of distributions to shareholders                                         --                                272
    Payments for shares redeemed                                            (492,447)                        (747,596)
Net increase in net assets from Investor Class share transactions            484,673                          633,184

INSTITUTIONAL CLASS
     Proceeds from shares sold                                                289,131                          709,026
     Net asset value of shares issued in reinvestment
         of distributions to shareholders                                       --                                  73
     Payments for shares redeemed                                            (106,422)                         (21,939)
Net increase in net assets from Institutional Class share transactions        182,709                          687,160

Net increase in net assets from capital share transactions                    667,382                        1,320,344

TOTAL INCREASE IN NET ASSETS                                                1,855,884                        1,518,911

NET ASSETS:
     Beginning of year                                                      3,441,301                        1,922,390
     End of year                                                     $      5,297,185              $         3,441,301



 (A)  Summary of capital share activity:
      Investor Class
      Shares sold                                                               67,713                         107,377
      Shares issued in reinvestment of distributions to shareholders              --                                21
      Shares redeemed                                                          (34,329)                        (57,358)
      Net increase in shares outstanding                                        33,384                          50,040
      Shares outstanding, beginning of year                                    202,553                         152,513
      Shares outstanding, end of year                                          235,937                         202,553

      Institutional Class
      Shares sold                                                               18,697                          53,938
      Shares issued in reinvestment of distributions to shareholders              --                                 5
      Shares redeemed                                                           (7,178)                         (1,664)
      Net increase in shares outstanding                                        11,519                          52,279
      Shares outstanding, beginning of year                                     54,234                           1,955
      Shares outstanding, end of year                                           65,753                          54,234
                                                                               ========                         =======

See accompanying notes to financial statements.

                        The CarolinasFund-Investor Class

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period



                                                   Year                  Year                  Year              Period
                                                   Ended                Ended                 Ended              Ended
                                                Feb. 28, 1998        Feb. 28, 1997         Feb. 29, 1996      Feb. 28, 1995(A)

Net asset value at beginning of period         $     13.36              12.44              10.54               10.00

Income from investment operations:
   Net investment income (loss)                      (0.02)             (0.02)              0.01                0.04
   Net realized and unrealized gains
   on investments                                     4.14               0.94               1.95                0.50
Total from investment operations                      4.12               0.92               1.96                0.54

Less distributions:
  Dividends from net investment income                  --                --               (0.03)                --
  Distributions from net realized gains                 --                --               (0.03)                --
Total distributions                                     --                --               (0.06)                --

Net asset value at end of period                     17.48              13.36              12.44               10.54

Total return (B)                                     30.84%              7.41%             18.59%              5.40%

Net assets at end of period                    $    4,125,111         2,706,214          1,897,814          272,383

Ratio of expenses to average net assets
  Before expense reimbursement and waived fees       4.12%               5.33%              9.45%          37.10%(D)
  After expense reimbursement and waived fees        2.25%               2.22%              2.17%           2.21%(D)

Ratio of net investment income (loss) to            (0.14)%            (0.20%)              0.06%           2.62%(D)
   average net assets

Portfolio turnover rate                                  7%                 5%                16%                 0%

Average commission rate per share (C)          $     0.0619          $  0.0600                --                --


(A) Represents the period from the commencement of operations (January 3, 1995) through February 28, 1995.

(B) The total returns shown do not include the effect of applicable sales loads.

(C) Beginning with the year ended February 28, 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

(D) Annualized.

See accompanying notes to financial statements.

                     The CarolinasFund-Institutional Class

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period



                                                                Year                      Year                  Period
                                                                Ended                     Ended                  Ended
                                                            Feb. 28, 1998             Feb. 28, 1997         Feb. 29, 1996(A)

Net asset value at beginning of period                      $    13.55                     12.57                10.72

Income from investment operations:
   Net investment income                                          0.05                      0.01                 0.02
   Net realized and unrealized gains
   on investments                                                 4.23                      0.97                 1.88
Total from investment operations                                  4.28                      0.98                 1.90

Less distributions:
   Dividends from net investment income                             --                        --                (0.02)
   Distributions from net realized gains                            --                        --                (0.03)
Total distributions                                                 --                        --                (0.05)

Net asset value at end of period                                  17.83                     13.55                12.57

Total return                                                      31.59%                     7.81%               17.68%

Net assets at end of period                                     1,172,074                   735,087               24,576

Ratio of expenses to average net assets
   Before expense reimbursement and waived fees                    3.61%                     4.85%              8.40%(C)
   After expense reimbursement and waived fees                     1.75%                     1.73%              1.69%(C)

Ratio of net investment income to average net assets               0.36%                     0.22%              0.64%(C)

Portfolio turnover rate                                               7%                        5%                  16%

Average commission rate per share (B)                              0.0619                    0.0600                   --

(A) Represents the period from the commencement of operations (May 22, 1995) through February 29, 1996.

(B) Beginning with the year ended February 28, 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

(C) Annualized.

See accompanying notes to financial statements.

                                The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1998


                                                                                                                Market
  Shares                                                                                                         Value
                           COMMON STOCKS - 99.2%
                           Financial Services - 30.3%
  3,972                                       BB&T Corp.                                             $            246,512
  1,300                                       CCB Financial Corp.                                                 141,212
  2,100                                       Centura Banks, Inc.                                                 148,838
  1,200                                       First Citizens BancShares, Inc. - Class A                           139,200
  3,600                                       First Union Corp.                                                   189,675
    800                                       HFNC Financial Corp.                                                 10,900
  1,400                                       Insignia Financial Group, Inc. - Class A (a)                         32,725
  2,250                                       Jefferson-Pilot Corp.                                               188,719
  1,900                                       Liberty Corp.                                                        97,969
  3,000                                       NationsBank Corp.                                                   205,500
    945                                       Resource Bancshares Mortgage Group, Inc.                             14,707
  2,400                                       Wachovia Corp.                                                      190,800
                                                                                                                1,606,757

                           Industrial - 20.8%
  4,000                                       AVX Corp.                                                            90,250
  3,700                                       Burlington Industries, Inc. (a)                                      61,281
  4,100                                       Collins & Aikman Corp. (a)                                           32,287
  5,000                                       Coltec Industries, Inc. (a)                                         130,313
  1,600                                       Guilford Mills, Inc.                                                 45,400
  4,100                                       Martin Marietta Materials, Inc.                                     156,056
  1,900                                       Nucor Corp.                                                          97,850
  4,000                                       Quintiles Transnational Corp. (a)                                   195,500
    900                                       Springs Industries, Inc. - Class A                                   50,344
  3,900                                       Unifi, Inc.                                                         143,325
  3,500                                       United Dominion Industries, Ltd.                                    100,625
                                                                                                                1,103,231

                           Consumer, Cyclical - 14.4%
  9,000                                       Family Dollar Stores, Inc.                                          320,625
  3,000                                       Lowe's Companies, Inc.                                              175,313
  4,100                                       Oakwood Homes Corp.                                                 162,462
  3,200                                       Ryan's Family Steak Houses, Inc. (a)                                 26,500
  2,800                                       Speedway Motorsports, Inc. (a)                                       75,250
                                                                                                                  760,150

                                The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1998

                                                                                                                 Market
 Shares                                                                                                           Value
                           Utilities - 8.4%
  3,100                                       Carolina Power & Light Co.                             $            129,425
  2,300                                       Duke Power Co.                                                      127,794
  1,800                                       Piedmont Natural Gas Company, Inc.                                   55,800
    900                                       Public Service Company of North Carolina, Inc.                       19,406
  4,000                                       SCANA Corp.                                                         115,000
                                                                                                                  447,425

                           Consumer, Non-Cyclical - 6.2%
    600                                       Coca-Cola Bottling Co.                                               35,850
 17,000                                       Food Lion, Inc. - Class A                                           171,594
  1,800                                       Lance, Inc.                                                          41,850
    400                                       Personnel Group Of America, Inc. (a)                                 16,250
  3,400                                       Ruddick Corp.                                                        61,625
                                                                                                                  327,169

                           Basic Materials - 5.3%
  2,600                                       Bowater, Inc.                                                       128,700
  3,935                                       Sonoco Products Co.                                                 152,235
                                                                                                                  280,935

                           Technology - 3.1%
    100                                       Applied Analytical Industries, Inc. (a)                               1,450
    825                                       Glenayre Technologies, Inc. (a)                                       9,539
  2,100                                       Kemet Corp. (a)                                                      44,625
    800                                       Pharmaceutical Product Development, Inc. (a)                         16,800
  1,200                                       Policy Management Systems Corp. (a)                                  86,850
    200                                       Vanguard Cellular Systems, Inc. - Class A (a)                         2,600
                                                                                                                  161,864

                           Real Estate - 2.2%
  2,600                                       Highwoods Properties, Inc.                                           90,512
  1,200                                       Summit Properties, Inc.                                              24,300
                                                                                                                  114,812


                           Total Common Stocks (Cost $3,158,671)                                     $          4,802,343

                              The CarolinasFund

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1998

 Face                                                                                                             Market
Amount                                                                                                             Value
                       REPURCHASE AGREEMENTS (b) - 8.5%
450,000                       Fifth Third Bank, 4.96%, dated 2/27/1998,
                                    due 3/2/1998, repurchase proceeds $450,186
                                    (Cost $450,000)                                                   $      450,000


                       Total Investments and Repurchase Agreements
                                     at Value - 99.2%                                       $               5,252,343

                       Other Assets in Excess of Liabilities - 0.8%                                            44,842

                       Net Assets - 100.0%                                                       $          5,297,185


     (a) Non-income producing security.

     (b) Repurchase agreement is fully collateralized by $446,000 par value, FHLMC Pool #G10657, 7.50%, due 2/1/2012.

         See accompanying notes to financial statements.

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998

1.  SIGNIFICANT ACCOUNTING POLICIES

The CarolinasFund (the Fund) is a diversified, open-end series of the Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act).  The Trust
was organized as a Massachusetts business trust on August 12, 1992.  The Fund began operations on January 3,
1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks of publicly-traded companies headquartered in North and South Carolina.

The Fund offers two classes of shares: Investor Class shares (sold subject to a maximum front-end sales load of
3.50% and a distribution fee of up to 0.50% of average daily net assets) and Institutional Class shares (offered to institutional investors at net asset value without a sales charge and not subject to distribution fees).  Each Investor and Institutional share of the Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Investor shares bear the expenses of distribution fees, which is expected to cause Investor shares to have a higher expense ratio and to pay lower dividends than Institutional shares; and (ii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time).  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Securities traded on a securities exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally invests its cash reserves by entering into repurchase agreements with the custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market.  At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.  In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.  The maximum offering price of Investor Class shares is equal to net asset value per share plus a sales load equal to 3.63% of the net asset value (or 3.50% of the offering price).  The offering price of Institutional Class shares is equal to net asset value per share.  The redemption price per share of Investor Class shares and Institutional Class shares is equal to net asset value per share.

Investment income -- Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund.  Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year.  Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expense -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.  In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date.  Securities sold are valued on a specific identification basis.

Allocation between classes -- Investment income earned, realized capital gains and losses and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Distribution expenses are charged directly to the Investor Class.  Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $3,160,268 as of
February 28, 1998.

        Gross unrealized appreciation  . . . . . . . . . . . . . . . .$ 1,722,482
        Gross unrealized depreciation. . . . . . . . . . . . . . . . .    (80,407)
        Net unrealized appreciation . . . . . . . . . . . . . . . . .  $ 1,642,075

                                The CarolinasFund

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to timing differences in the recognition of capital losses under generally accepted accounting principles and income tax regulations.

As of February 28, 1998, the Fund had $45,720 of capital loss carryforwards for federal income tax purposes, none of which expire prior to February 28, 2005.  In addition, the Fund elected to defer until its subsequent tax year
$2,176 of capital losses incurred after October 31, 1997.  The Board of Trustees intends to utilize these capital loss carryforwards and "post-October" losses in future years to offset net realized capital gains prior to distribution to shareholders.

Reclassification of capital accounts -- For the year ended February 28, 1998, the Fund had a net investment loss of $1,335 which was reclassified to paid-in capital on the Statement of Assets and Liabilities.  Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on net assets or net asset value per share.

2.  INVESTMENT TRANSACTIONS

During the year ended February 28, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $600,276 and $287,601, respectively.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Morehead Capital Advisors LLC (the Adviser) or Countrywide Fund
Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement.  Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 1.00% on its average daily net assets.  The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.25% and 1.75% of average daily net assets for Investor Class shares and Institutional Class shares, respectively.  Accordingly, for the year ended February 28, 1998, the Adviser waived its entire advisory fee of
$42,295 and reimbursed the Fund $36,881 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund.  CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.  For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and
0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.  For the year ended
February 28, 1998, CFS earned $12,000 of fees under the Agreement.

                                                 The CarolinasFund

                                           NOTES TO FINANCIAL STATEMENTS

                                                 February 28, 1998

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $2,000 minimum monthly fee.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.  For the year ended February 28, 1998, CFS earned $24,000 of fees under the Agreement.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, CFS receives a monthly fee of $2,000 from the Fund.  For the year ended February 28, 1998, CFS earned $24,000 of fees under the Agreement.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) with respect to Investor Class shares pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may incur certain costs related to the distribution of Investor
Class shares, not to exceed 0.50% of average daily net assets applicable to Investor Class shares.  For the year ended
February 28, 1998, Investor Class shares incurred $16,548 of distribution expenses under the Plan.


KPMG Peat Marwick LLP

     1600 PNC Center
     201 East Fifth Street
     Cincinnati, OH 45202

     Dayton, OH

                          Independent Auditors' Report

The Board of Trustees and Shareholders
The Maplewood Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Carolinas Fund (the "Fund"), a series of the Maplewood Investment Trust, as of February 28, 1998, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Carolinas Fund as of February 28, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG Peat Marwick LLP

Cincinnati, Ohio
March 27, 1998

                          MISSISSIPPI OPPORTUNITY FUND










                                 Annual Report
                               February 28, 1998








Investment Adviser                                        Administrator
Vector Money Management, Inc.                    Countrywide Fund Services, Inc.
4266 I-55 North                                      312 Walnut Street
Suite 102                                            P.O. Box 5354
Jackson, MS  39211                               Cincinnati, OH  45202-5354
  1.601.981.1773                                     1.800.543.8721

                              Shareholder Services
                                 1.800.580.4820

                                                VECTOR MONEY MANAGEMENT, INC.

April 27, 1998

Dear Fellow Shareholders,

As investment advisor for The Mississippi Opportunity Fund, Vector Money Management is pleased to provide you with the Fund's 1998 annual report. For the fiscal year ended February 28, 1998, The Mississippi Opportunity Fund finished up 38.64%. For the same period, the S&P 500 Index was up 35.01% and the Fund's benchmark, the Russell 2000 Index, was up 30.04%.

The Fund is operated with a philosophy of pursuing value. In our opinion, the region is experiencing a lengthy period of strong economic growth. The fact that many Mississippi companies, operating in what we believe to be one of the most growth- oriented business environments in the country, are small or midsize companies without widespread national following provides the Fund with an opportunity to recognize and act on local opportunities with more agility than national investment firms.

The companies which most significantly contributed to the Fund's performance during fiscal 1998 were Deposit Guaranty, Freide Goldman, Fred's, Magna Bancorp, Mobile Telecommunications and Proffitt's. These companies exemplify the breadth and diversity of the regional economy. Deposit Guaranty and Magna Bancorp were both acquired for significant premiums during the year by out of state financial institutions seeking to establish a presence in a growing Southern business environment. Freide Goldman, with their successful initial public offering in July, has been a beneficiary of the increased oil and natural gas exploration activity, both in the Gulf of Mexico and worldwide. Fred's and Proffitt's have both turned in strong operating results by taking advantage of the positive retail environment. And Mobile Telecommunications has overcome initial difficulties implementing new technologies to post strong results in both one-way and two-way paging communication systems.

Significantly, the Fund was able to generate strong performance while realizing, for the second year in a row, no net long-term gains, which are required to be distributed to shareholders. Effective management of tax liabilities is an essential aspect of our management philosophy, which not only seeks performance in returns but also allows investors' capital to continue to compound with minimum erosion by tax liabilities.

For the Fund, 1997 was a watershed year. The Fund's activities during 1995 were characterized by identifying value and deploying funds as investment opportunities presented themselves. 1996 provided to be a challenging year for small and mid-cap companies across the board. The Fund, which has a significant weighting of small-cap and mid-cap stocks, reflected 1996's turbulent market. However, the discounts which the markets assigned many good companies during that year presented investment opportunities which contributed to the Fund's superior performance in 1997. We continue to seek value and growth, and are excited about the Fund as we head into the new year.

Should you have any questions, please call us.


Sincerely,



  /s/ Ashby M.Foote                           /s/ Allen C. Tye

  Ashby M. Foote III                          Allen C. Tye
  President                                   Analyst
  Vector Money Management                     The Mississippi Opportunity Fund

A Representation of the Graphic Material Contained in the Annual Report is set forth below:

Comparison of the Change in Value of a $10,000 Investment in the Mississippi Opportunity Fund, S&P Index and the Russell 2000 Index

S&P 500 INDEX: (w/ reinvested divds)
                                    QTRLY
              DATE                  RETURN            BALANCE
              04/04/95                                10,000
              06/30/95                9.28%           10,928
              09/30/95                7.95%           11,796
              12/31/95                6.02%           12,506
              03/31/96                5.37%           13,177
              06/30/96                4.49%           13,769
              09/30/96                3.09%           14,195
              12/31/96                8.34%           15,378
              03/31/97                2.68%           15,790
              06/30/97               17.46%           18,547
              09/30/97                7.49%           19,936
              12/31/97                2.87%           20,508
              02/28/98                8.40%           22,231

RUSSELL 2000 INDEX: (w/ reinvested divds)
                                 QTRLY
              DATE               RETURN             BALANCE
              04/04/95                              10,000
              06/30/95            8.75%             10,875
              09/30/95            9.81%             11,941
              12/31/95            2.20%             12,204
              03/31/96            5.09%             12,826
              06/30/96            5.14%             13,485
              09/30/96            0.34%             13,531
              12/31/96            5.12%             14,224
              03/31/97           -5.16%             13,489
              06/30/97           16.17%             15,671
              09/30/97           14.85%             17,997
              12/31/97           -3.39%             17,387
              02/28/98            5.86%             18,406

MISSISSIPPI OPPORTUNITY FUND:
                                 QTRLY
              DATE                RETURN           BALANCE
              04/04/95                              9,650
              06/30/95            5.37%            10,168
              09/30/95            5.72%            10,750
              12/31/95            0.09%            10,760
              03/31/96            7.75%            11,594
              06/30/96            4.14%            12,074
              09/30/96           -2.56%            11,765
              12/31/96           -2.71%            11,446
              03/31/97           -6.22%            10,734
              06/30/97           21.98%            13,094
              09/30/97           12.58%            14,742
              12/31/97            4.76%            15,444
              02/28/98            3.11%            15,924


Mississippi Opportunity Fund
Average Annual Total Returns

1 Year        Since Inception*
33.79%            17.36%

Past performance is not predictive of future performance.
*Fund inception was April 4, 1995.

-------------------------------------------------------------------------------
Non-Standardized Total Returns
-------------------------------------------------------------------------------
                                      For the Periods Ended February 28, 1998
                                      -----------------------------------------
                                                                        Since
                                      Three Months Six Months One Year Inception
Mississippi Opportunity Fund(B)             8.23%     16.24%   38.64%   18.80%
Lipper Capital Appreciation Fund Index      9.30%     11.37%   28.03%   22.95%
S&P 500 Index                              10.26%     17.62%   35.01%   31.63%
Russell 2000 Index                          7.77%      9.74%   30.04%   23.35%
--------------------------------------------------------------------------------
(A)Annualized total returns since Fund inception (April 4, 1995)
(B)The total returns shown do not include the effect of applicable sales loads.

                          MISSISSIPPI OPPORTUNITY FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 1998



ASSETS
        Investments in securities, at market value (Cost $2,752,159) (Note 1)                  $                      3,977,203
        Cash                                                                                                              6,534
        Receivable for capital shares sold                                                                               10,376
        Dividends receivable                                                                                              1,983
        Receivable for securities sold                                                                                   20,819
        Organization expenses, net (Note 1)                                                                              18,903
        Receivable from Adviser (Note 3)                                                                                  4,316
        Other assets                                                                                                        891
             TOTAL ASSETS                                                                                             4,041,025

LIABILITIES
           Covered call options, at market value
               (premiums received $14,361) (Note 4)                                                                      21,500
           Other accrued expenses and liabilities                                                                        19,035
                             TOTAL LIABILITIES                                                                           40,535

NET ASSETS                                                                                       $                    4,000,490

Net assets consist of:
Paid-in capital                                                                                  $                     2,780,259
Accumulated net realized gains from security transactions                                                                  2,326
Net unrealized appreciation on investments                                                                             1,217,905
Net assets                                                                                      $                      4,000,490

Shares of beneficial interest outstanding (unlimited number of shares
    authorized, no par value)                                                                                            245,912

Net asset value and redemption price per share (Note 1)                                         $                          16.27

Maximum offering price per share (Note 1)                                                       $                          16.86


See accompanying notes to financial statements.


                          MISSISSIPPI OPPORTUNITY FUND

                             STATEMENT OF OPERATIONS

                      For the Year Ended February 28, 1998



INVESTMENT INCOME
    Dividends                                                                                              33,454

EXPENSES
           Investment advisory fees (Note 3)                                                               26,881
           Accounting services fees (Note 3)                                                               24,000
           Shareholder services and transfer agent fees (Note 3)                                           24,000
           Distribution expenses, Class A (Note 3)                                                         11,081
           Distribution expenses, Class C (Note 3)                                                          8,518
           Professional fees                                                                               13,051
           Administration fees (Note 3)                                                                    12,000
           Amortization of organization expenses (Note 1)                                                   9,073
           Trustees' fees and expenses                                                                      7,269
           Insurance expense                                                                                4,957
           Postage and supplies                                                                             3,842
           Custodian fees                                                                                   3,800
           Printing of shareholder reports                                                                  2,662
           Registration fees                                                                                1,890
           Pricing expense                                                                                  1,270
                 TOTAL EXPENSES                                                                           154,294
           Fees waived and expenses reimbursed by the Adviser (Note 3)                                    (84,840)
                 NET EXPENSES                                                                              69,454

NET INVESTMENT LOSS                                                                                       (36,000)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
          Net realized losses from security transactions                                                  (10,559)
          Net realized gains on option contracts written                                                   12,869
          Net change in unrealized appreciation on investments                                          1,012,122

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                                        1,014,432

NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                978,432


See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                       STATEMENTS OF CHANGES IN NET ASSETS

                 For the Years Ended February 28, 1998 and 1997

                                                                                       Year                 Year
                                                                                       Ended                Ended
                                                                                   Feb. 28, 1998        Feb. 28, 1997
 FROM OPERATIONS:
    Net investment loss                                                                   (36,000)            (25,145)
    Net realized gains from security transactions                                           2,310              39,221
    Net change in unrealized appreciation on investments                                1,012,122              81,579
 Net increase in net assets from operations                                               978,432              95,655

 DISTRIBUTIONS TO SHAREHOLDERS:
    From net realized gains, Class A                                                      (10,117)           (14,597)
    From net realized gains, Class C                                                       (3,925)            (7,156)
 Decrease in net assets from distributions to shareholders                                (14,042)           (21,753)

 FROM CAPITAL SHARES TRANSACTIONS (A):
 CLASS A
    Proceeds from shares sold                                                             589,562            386,710
    Net asset value of shares issued in reinvestment
           of distributions to shareholders                                                 9,839             14,346
    Net asset value of shares converted from Class C (Note 5)                           1,077,120               --
    Payments for shares redeemed                                                         (185,908)           (90,783)
 Net increase in net assets from Class A share transactions                             1,490,613            310,273

 CLASS C
    Proceeds from shares sold                                                             126,494            672,365
    Net asset value of shares issued in reinvestment
           of distributions to shareholders                                                 3,477              6,416
    Net asset value of shares converted to Class A (Note 5)                            (1,077,120)              --
    Payments for shares redeemed                                                           (6,352)          (526,585)
 Net increase (decrease) in net assets from Class C share transactions                   (953,501)           152,196

 Net increase in net assets from capital share transactions                               537,112            462,469

 TOTAL INCREASE IN NET ASSETS                                                           1,501,502            536,371

 NET ASSETS:
     Beginning of year                                                                   2,498,988         1,962,617
     End of year                                                                         4,000,490         2,498,988



  (A)  Summary of capital share activity:
       Class A
       Shares sold                                                                           40,778            31,318
       Shares issued in reinvestment of distributions to shareholders                           624             1,224
       Shares converted (Note 5)                                                             66,203              --
       Shares redeemed                                                                      (15,679)           (7,687)
       Net increase in shares outstanding                                                    91,926            24,855
       Shares outstanding, beginning of year                                                153,986           129,131
       Shares outstanding, end of year                                                      245,912           153,986

       Class C
       Shares sold                                                                             8,656            55,923
       Shares issued in reinvestment of distributions to shareholders                            223               552
       Shares converted (Note 5)                                                             (67,152)             --
       Shares redeemed                                                                          (430)          (43,811)
       Net increase (decrease) in shares outstanding                                         (58,703)           12,664
       Shares outstanding, beginning of year                                                  58,703            46,039
       Shares outstanding, end of year                                                            --            58,703


 See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                             Class A
                                              ----------------------------------------------------------------
                                                         Year               Year               Period
                                                         Ended              Ended              Ended
                                                      Feb. 28, 1998       Feb. 28, 1997     Feb. 29, 199(A)

Net asset value at beginning of period              $      11.78        $    11.22        $       10.00

Income from investment operations:
         Net investment loss                               (0.13)            (0.10)               (0.03)
         Net realized and unrealized gains
                  on investments                            4.68              0.76                 1.27
Total from investment operations                            4.55              0.66                 1.24

Distributions from net realized gains                      (0.06)            (0.10)               (0.02)

Net asset value at end of period                    $      16.27        $    11.78        $       11.22

Total return (B)                                           38.64%             5.92%               12.41%

Net assets at end of period                         $    4,000,490      $   1,813,797     $     1,448,527

Ratio of expenses to average net assets
         Before expense reimbursement and waived fees       4.88%             5.29%              6.90%(D)
         After expense reimbursement and waived fees        2.12%             2.11%              2.12%(D)

Ratio of net investment loss to average net assets        (1.03)%           (4.08)%            (5.20)%(D)

Portfolio turnover rate                                       14%               15%                   7%

Average commission rate per share (C)               $     0.0777        $   0.0877                   --

(A) Represents the period from the commencement of operations (April 4, 1995) through February 29, 1996.

(B) The total returns shown do not include the effect of applicable sales loads.

(C) Beginning with the year ended February 28, 1997, the Fund is required to disclose its average commission for purchases and sales of investment securities.

(D) Annualized.

See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                                                                Class C
                                                                        -----------------------------------------------------------
                                                                           Period                   Year                 Period
                                                                           Ended                   Ended                 Ended
                                                                        Feb. 27, 199(A)         Feb. 28, 1997        Feb. 29, 199(B)
                                                                        ---------------         -------------        ---------------
Net asset value at beginning of period                                $       11.67           $       11.17           $       10.00

Income from investment operations:
            Net investment loss                                               (0.19)                  (0.16)                  (0.05)
            Net realized and unrealized gains
                        on investments                                         4.62                    0.76                    1.24
Total from investment operations                                               4.43                    0.60                    1.19

Distributions from net realized gains                                         (0.06)                  (0.10)                  (0.02)

Net asset value at end of period                                      $       16.04           $       11.67           $       11.17

Total return                                                                  37.98%                   5.37%                  11.86%

Net assets at end of period                                           $   1,077,120           $     685,191           $     514,090

Ratio of expenses to average net assets
            Before expense reimbursement and waived fees                       5.38%                   5.79%                7.40%(D)
            After expense reimbursement and waived fees                        2.62%                   2.61%                2.49%(D)

Ratio of net investment loss to average net assets                           (1.53)%                 (1.40)%              (0.69)%(D)

Portfolio turnover rate                                                          14%                     15%                      7%

Average commission rate per share (C)                                 $      0.0777           $      0.0877                      --

(A)  Represents the period from March 1, 1997 to the date of conversion to Class A shares (February 27, 1998) (Note 5).

(B)  Represents the period from the commencement of operations (April 4, 1995) through February 29, 1996.

(C)  Beginning with the year ended February 28, 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

(D)  Annualized.


See accompanying notes to financial statements.

                          MISSISSIPPI OPPORTUNITY FUND

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1998


                                                                                                           Market
 Shares                                                                                                    Value
                             COMMON STOCKS - 97.5%
                             Consumer, Cyclical - 17.8%
  2,000                       Boyd Gaming Corp. (a)                                        $               15,875
  8,400                       Cavalier Homes, Inc.                                                         94,500
  2,000                       Chromcraft Revington, Inc. (a)                                               71,250
  2,000                       Cooper Tire and Rubber Co.                                                   46,125
  7,125                       Fred's, Inc.                                                                182,133
  1,000                       Hancock Fabrics, Inc.                                                        16,313
  4,000                       Proffitt's, Inc. (a)                                                        135,500
  1,500                       Southwest Airlines, Inc.                                                     43,031
  2,000                       Stein Mart, Inc. (a)                                                         64,625
  1,000                       Sunbeam Corp., Inc.                                                          41,375
  2,200                       Wireless One, Inc. (a)                                                        2,750
                                                                                                          713,477

                             Industrial - 13.8%
    700                       Cooper Industries, Inc.                                                      39,287
  8,000                       Delta & Pine Land Co. (b)                                                   303,500
  7,000                       Halter & Marine Group, Inc. (a)                                             137,375
  4,500                       KLLM Transport Services, Inc. (a)                                            54,000
    600                       Standex International Corp.                                                  18,638
                                                                                                          552,800

                             Financial Services - 13.2%
  1,400                        BancorpSouth, Inc.                                                           61,075
  1,500                        Community Federal Bancorp, Inc.                                              28,031
  1,000                        Deposit Guaranty Corp.                                                       55,438
  1,500                        Eastgroup Properties, Inc.                                                   30,375
  1,150                        Hancock Holding Co.                                                          70,725
  3,000                        Parkway Properties, Inc.                                                     97,875
  3,163                        Search Financial, Inc. (a)                                                      494
  2,000                        Trustmark Corp.                                                              87,750
  1,549                        Union Planters Corp. (b)                                                     95,748
                                                                                                           527,511

                             Technology - 12.7%
 18,000                        Mobile Telecommunication Technologies Corp. (a)                             405,000
    200                        Netscape Communications Corp. (a)                                             3,875
    750                        Nichols Research Corp. (a)                                                   19,969
  1,000                        Powertel, Inc. (a)                                                           22,500
  1,000                        Texas Instruments, Inc.                                                      57,875
                                                                                                           509,219

                                                                                                             Market
 Shares                                                                                                       Value
                             Basic Materials - 10.6%
  1,500                         Birmingham Steel Corp.                                       $               26,344
  6,000                         ChemFirst, Inc.                                                             158,625
    250                         Georgia Pacific Corp.                                                        14,672
    250                         Georgia Pacific Corp. (Timber Group)                                          5,703
    800                         International Paper Co.                                                      37,300
  7,000                         Mississippi Chemical Corp.                                                  129,500
  1,000                         Quanex Corp.                                                                 33,125
  1,500                         Stone Container Corp. (a)                                                    16,875
                                                                                                            422,144

                             Energy - 10.1%
  9,000                         Callon Petroleum Co. (a)                                                    141,750
  7,000                         Coho Energy, Inc. (a)                                                        55,562
  5,000                         Friede Goldman International, Inc. (a)                                      151,875
  2,000                         Rowan Companies, Inc. (a)                                                    56,375
                                                                                                            405,562

                             Consumer, Non-Cyclical - 9.7%
  1,000                          Baxter International, Inc.                                                   56,625
  7,500                          Cal-Maine Foods, Inc. (a)                                                    47,813
  4,500                          Gulf South Medical Supply, Inc. (a)                                         162,562
  1,000                          PhyCor, Inc. (a)                                                             25,718
  1,000                          Sanderson Farms, Inc.                                                        10,875
  1,500                          Sara Lee Corp.                                                               84,750
                                                                                                             388,343

                             Utilities - 9.6%
 10,050                          WorldCom, Inc. (a)                                                          383,785


                             Total Common Stocks (Cost $2,677,797)                                   $     3,902,841


                             Money Market Funds - 1.9%
 74,362                         Performance Trust Money Market Fund                                  $        74,362
                                (Cost $74,362)

                             Total Investments at Value - 99.4%                                      $      3,977,203
                                 (Cost $2,752,159)

                             Other Assets in Excess of Liabilities - 0.6%                                       23,287

                             Net Assets - 100.0%                                                     $       4,000,490

(a)Non-income producing security.
(b)Security covers a call option.

  See accompanying notes to financial statements.

                          Mississippi Opportunity Fund

                        Schedule of Open Options Written

                               February 28, 1998

                                                  Market
                                                 Value of        Premiums
Contracts                                          Option         Received
                Covered Call Options
 20               Delta & Pine Land Co.,       $   14,250       $  5,867
                  5/16/1998 at $35
 10               Union Planters Corp.,             7,250          8,494
                  5/16/1998 at $55
                                                $  21,500         14,361



See accompanying notes to financial statements.

                            MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



1.  SIGNIFICANT ACCOUNTING POLICIES

The Mississippi Opportunity Fund is a non-diversified, open-end series of the Maplewood Investment Trust (the Trust), a registered management investment company under the Investment Company Act of 1940 (the 1940 Act). The Trust was organized as a Massachusetts business trust on August 12, 1992. The Fund began operations on April 4, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in the common stocks and other equity securities of publicly-traded companies headquartered in Mississippi, and those companies having a significant presence in the state.

The Fund currently offers only Class A shares sold subject to a maximum front-end sales load of 3.50% and a distribution fee of up to 0.50% of average daily net assets.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange
(currently 4:00 p.m., Eastern time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a securities exchange are valued based upon the closing price on the principal exchange where the security is traded.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to net asset value per share plus a sales load equal to 3.63% of the net asset value (or 3.50% of the offering price). The redemption price per share is equal to the net asset value per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



Allocation between classes -- During the period in which both Class A shares and Class C shares were offered, investment income earned, realized capital gains and losses and unrealized appreciation and depreciation were allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Distribution expenses were charged directly to the class incurring the expense. Common expenses which were not attributable to a specific class were allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $2,752,159 and premiums received for covered call options of $14,361 as of February 28, 1998:

        Gross unrealized appreciation.....................$ 1,492,878
        Gross unrealized depreciation..................... (  274,973)
        Net unrealized appreciation.........................$ 1,217,905

Reclassification of capital accounts -- For the year ended February 28, 1998, the Fund had a net investment loss of $36,000 which was reclassified to paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on net assets or net asset value per share.

Option transactions -- The Fund may write covered call options for which premiums are received and are recorded as liabilities, and subsequently valued daily at the closing prices on their primary exchanges. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised increase the proceeds used to calculate the realized gain or loss on the sale of the security. If a closing purchase transaction is used to terminate the Fund's obligation on a call, a gain or loss will be realized, depending upon whether the price of the closing purchase transaction is more or less than the premium previously received on the call written. If the market price of a stock subject to a call option rises above the exercise price of the option, the Fund will lose the opportunity for further appreciation on that security.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



2.  INVESTMENT TRANSACTIONS

During the year ended February 28, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $849,187 and $417,059, respectively.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Vector Money Management, Inc. (the Adviser) or Countrywide Fund Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 0.875% on its average daily net assets. The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.125% of average daily net assets. For the year ended February 28, 1998, the Adviser waived its entire advisory fee of $26,881 and reimbursed the Fund $57,959 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund. CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and 0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee. For the year ended February 28, 1998, CFS earned $12,000 of fees under the Agreement.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee for the Fund, or for each class of shares of the Fund, as applicable. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. For the year ended February 28, 1998, CFS earned $24,000 of fees under the Agreement.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, CFS receives a monthly fee of $2,000 from the Fund. For the year ended February 28, 1998, CFS earned $24,000 of fees under the Agreement.

                          MISSISSIPPI OPPORTUNITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998


DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for the Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.50% and 1.00% of average daily net assets for Class A shares and Class C shares, respectively. For the year ended February 28, 1998, the Fund incurred $11,081 and $8,518 of distribution expenses on Class A shares and Class C shares, respectively, under the Plan.

4.  Covered Call Options

 A summary of covered call option contracts during the year ended February 28, 1998 is as follows:


                                                         Number of      Option
                                                          Options       Premiums

    Options outstanding at beginning of year..............       --         --
    Options written........................................     238      75,786
    Options cancelled in closing purchase transactions....      (93)    (38,086)
    Options expired.........................................   (115)    (23,339)
                                                               -------  --------
    Options outstanding at end of  year.....................     30    $  14,361
                                                              =======  =========

5.  Mandatory Redemption of Class C Shares

Prior to February 27, 1998, the Fund offered two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 3.50% and a distribution fee of up to 0.50% of average daily net assets) and Class C shares (sold subject to a distribution fee of up to 1% of average daily net assets). On February 27, 1998, all outstanding Class C shares were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees.

KPMG Peat Marwick LLP

     1600 PNC Center
     201 East Fifth Street
     Cincinnati, OH 45202

     Dayton, OH

                          Independent Auditors' Report

The Board of Trustees and Shareholders
The Maplewood Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Mississippi Opportunity Fund
(the "Fund"), a series of the Maplewood Investment Trust, as of February 28, 1998, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Mississippi Opportunity Fund as of February 28, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG Peat Marwick LLP

Cincinnati, Ohio
March 27, 1998

                           REGIONAL OPPORTUNITY FUND:

                            Ohio, Indiana, Kentucky







                                 Annual Report
                               February 28, 1998







Investment Adviser                                Administrator
CityFund Advisory, Inc.                          Countrywide Fund Services, Inc.
P.O. Box 54944                                      312 Walnut Street
Cincinnati, OH  45254-0944                          P.O. Box 5354
1.513.624.5900                                   Cincinnati, OH  45202-5354
                                                     1.800.543.8721

                              Shareholder Services
                                 1.513.629.2273

REGIONAL
    OPPORTUNITY
    f  u  n  d
------------------------------------------------------------------------------
  series one: Ohio, Indiana, Kentucky

April 24, 1998

Fellow Shareholder:

It is once again my privilege to report to you on the annual progress of your investment in the Regional Opportunity Fund: Ohio, Indiana, Kentucky. Over the past year several changes were made to better enhance the performance and shareholder services to the Fund. We continue to look for ways not only to protect and grow your assets, but to be sure that you get the quality service that, as a shareholder myself, I would expect from a fund company.

The stock market last year produced returns that overall were unmatched by any other investment. The Standard & Poor's 500 Index (S&P 500) was up 35.01% for the twelve months ended February 28, 1998. I am pleased to report that for the Fund's fiscal year ended February 28, 1998, the Fund returned 36.01%, beating the S&P 500.

So much emphasis and pressure is placed on funds and money managers to outperform indices that I wanted to express that, although we monitor the many different indices and benchmarks, we remain committed to our investment philosophy.

In the past year, our research continued to generate buy and accumulate signals, causing very little selling and more adding to positions. The Ohio, Indiana, Kentucky region continues to give us investment opportunities and diversity. As always, it is a pleasure to be of service. If you have any questions, please feel free to contact me personally at 624-5901. Good fortune to all.

Very truly yours,

Jasen M. Snelling
President





Shareholder Services:                             Fund Advisor:
MGF Service Corp.                           CityFund Advisory, Inc.
P.O. Box 5354                                   P.O. Box 54944
Cincinnati, Ohio 45201-5354              Cincinnati, Ohio 45254-0944
                                                888-289-6465
   Shareholder Services, Fund Advisor and 24-hour NAV updates

A Representation of the Graphic Material Contained in the Regional Opportunity Fund Annual Report is set forth below:

Comparison of the Change in Value of a $10,000 Investment in the Regional Opportunity Fund: Ohio, Indiana, Kentucky and the S&P 500 Index


S&P 500 INDEX: (w/ reinvested divds)
                                         QTRLY
              DATE                      RETURN                   BALANCE
             01/03/95                                             10,000
             03/31/95                     9.74%                   10,974
             06/30/95                     9.55%                   12,021
             09/30/95                     7.95%                   12,977
             12/31/95                     6.02%                   13,758
             03/31/96                     5.37%                   14,496
             06/30/96                     4.49%                   15,147
             09/30/96                     3.09%                   15,615
             12/31/96                     8.34%                   16,917
             03/31/97                     2.68%                   17,370
             06/30/97                    17.46%                   20,403
             09/30/97                     7.49%                   21,931
             12/31/97                     2.87%                   22,561
             02/28/98                     8.40%                   24,456



REGIONAL OPPORTUNITY FUND:
                                          QTRLY
             DATE                         RETURN                 BALANCE
             01/03/95                                             10,000
             03/31/95                     2.83%                   10,283
             06/30/95                     5.43%                   10,841
             09/30/95                     3.15%                   11,182
             12/31/95                     5.08%                   11,750
             03/31/96                     4.08%                   12,230
             06/30/96                     3.76%                   12,690
             09/30/96                     0.67%                   12,775
             12/31/96                    -2.69%                   12,431
             03/31/97                    -4.10%                   11,922
             06/30/97                    16.16%                   13,848
             09/30/97                    12.31%                   15,552
             12/31/97                    -1.35%                   15,342
             02/28/98                     9.88%                   16,858


Regional Opportunity Fund: Ohio, Indiana, Kentucky

             Average Annual Total Returns

                 1 Year        Since Inception*
Class B          32.01%        29.20%

Past performance is not predictive of future performance.

*The chart above represents performance of Class A shares from Fund inception (January 3, 1995) to the commencement of the initial public offering of Class B shares (July 24, 1996) and the performance of Class B shares subsequent to July 24, 1996 (Note 1).

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                       STATEMENT OF ASSETS AND LIABILITIES

                                February 28, 1998


 ASSETS
       Investments in securities, at market value (Cost $3,632,065) (Note 1)     $       4,706,733
       Investments in repurchase agreements (Note 1)                                       227,000
       Cash                                                                                    644
       Receivable for capital shares sold                                                   16,909
       Dividends and interest receivable                                                     2,388
       Organization expenses, net (Note 1)                                                  17,732
       Other assets                                                                          3,665
                       TOTAL ASSETS                                                      4,975,071

 LIABILITIES
        Payable for capital shares redeemed                                                   1,967
        Payable to Adviser (Note 3)                                                           1,390
        Other accrued expenses and liabilities                                                6,280
                        TOTAL LIABILITIES                                                     9,637

 NET ASSETS                                                                       $       4,965,434

 Net assets consist of:
 Paid-in capital                                                                  $       3,962,467
 Accumulated net realized losses from security transactions                                 (71,701)
 Net unrealized appreciation on investments                                               1,074,668
 Net assets                                                                       $       4,965,434

 Shares of beneficial interest outstanding (unlimited number of shares
        authorized, no par value)                                                           322,214

 Net asset value and offering price per share (Note 1)                                     $  15.41


 See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                            STATEMENT OF OPERATIONS

                      For the Year Ended February 28, 1998


INVESTMENT INCOME
     Dividends                                                                          14,977
     Interest                                                                           16,295
            TOTAL INVESTMENT INCOME                                                     31,272

EXPENSES
     Investment advisory fees (Note 3)                                                  34,737
     Distribution expenses, Class A (Note 3)                                               919
     Distribution expenses, Class B (Note 3)                                            24,010
     Accounting services fees (Note 3)                                                  24,000
     Shareholder services and transfer agent fees (Note 3)                              20,000
     Administration fees (Note 3)                                                       12,000
     Amortization of organization expenses (Note 1)                                      9,672
     Professional fees                                                                   9,550
     Trustees' fees and expenses                                                         7,269
     Postage and supplies                                                                3,747
     Custodian fees                                                                      3,689
     Printing of shareholder reports                                                     3,506
     Insurance expense                                                                   3,128
     Registration fees                                                                   1,434
     Pricing expense                                                                     1,080
          TOTAL EXPENSES                                                               158,741
     Fees waived and expenses reimbursed by the Adviser (Note 3)                       (86,748)
          NET EXPENSES                                                                  71,993

NET INVESTMENT LOSS                                                                    (40,721)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
          Net realized losses from security transactions                               (20,541)
          Net change in unrealized appreciation on investments                         946,951

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                       926,410

NET INCREASE IN NET ASSETS FROM OPERATIONS                                             885,689

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                       STATEMENTS OF CHANGES IN NET ASSETS

                 For the Years Ended February 28, 1998 and 1997


                                                                          Year                     Year
                                                                         Ended                    Ended
                                                                     Feb. 28, 1998            Feb. 28, 1997
  FROM OPERATIONS:
        Net investment loss                                           $ (40,721)                     (4,197)
        Net realized losses from security transactions                  (20,541)                    (31,644)
        Net change in unrealized appreciation on investments            946,951                      93,881
  Net increase in net assets from operations                            885,689                      58,040

  DISTRIBUTIONS TO SHAREHOLDERS:
        From net investment income, Class A                                --                        (1,329)
        From net investment income, Class B                                --                          --
        In excess of net realized gains, Class A                           --                       (28,448)
        In excess of net realized gains, Class B                           --                        (5,508)
  Decrease in net assets from distributions to shareholders                --                       (35,285)

  FROM CAPITAL SHARE TRANSACTIONS (A):
  CLASS A
         Proceeds from shares sold                                      65,281                       265,034
         Net asset value of shares issued in reinvestment
              of distributions to shareholders                             --                         29,310
         Net asset value of shares converted to Class B (Note 4)      (573,769)                         --
         Payments for shares redeemed                                  (81,615)                     (571,153)
  Net decrease in net assets from Class A share transactions          (590,103)                     (276,809)

  CLASS B
          Proceeds from shares sold                                  3,021,247                       637,320
          Net asset value of shares issued in reinvestment
             of distributions to shareholders                            --                            5,508
          Net asset value of shares converted from Class A (Note 4)    573,769                            --
          Payments for shares redeemed                                 (73,351)                          (75)
  Net increase in net assets from Class B share transactions          3,521,665                       642,753

  Net increase in net assets from capital shares transactions         2,931,562                       365,944

  TOTAL INCREASE IN NET ASSETS                                        3,817,251                       388,699

  NET ASSETS:
         Beginning of year                                            1,148,183                       759,484
         End of year                                                  4,965,434                     1,148,183


  (A)   Summary of capital share activity:
        Class A
        Shares sold                                                       4,966                        22,449
        Shares issued in reinvestment of distributions to shareholders)     --                          2,617
        Shares converted (Note 4)                                       (42,470)                         --
        Shares redeemed                                                  (6,607)                      (49,297)
        Net decrease in shares outstanding                              (44,111)                      (24,231)
        Shares outstanding, beginning of year                            44,111                        68,342
        Shares outstanding, end of year                                     --                         44,111

        Class B
        Shares sold                                                      227,382                      56,543
        Shares issued in reinvestment of distributions to shareholders)    --                            494
        Shares converted (Note 4)                                         42,915                          --
        Shares redeemed                                                   (5,124)                         (7)
        Net increase in shares outstanding                               265,173                      57,030
        Shares outstanding, beginning of year                             57,041                          11
        Shares outstanding, end of year                                  322,214                      57,041

  See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky
                                     Class A

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period




                                                          Period                  Year                Year            Period
                                                          Ended                  Ended               Ended            Ended
                                                          Oct. 31, 1997(A)   Feb. 28, 1997       Feb. 29, 1996    Feb. 28, 1995(B)

Net asset value at end of period                         $   11.38                  11.11               10.00            10.00

Income from investment operations:
     Net investment income (loss)                            (0.06)                 (0.06)               0.10              0.01
     Net realized and unrealized gains (losses)
        on investments                                        2.19                   0.76                1.74             (0.01)
Total from investment operations                              2.13                   0.70                1.84              0.00

Less distributions:
    From net realized gains                                    --                     --                (0.64)             --
    In excess of net realized gains                            --                  (0.41)                 --               --
Total distributions                                            --                  (0.41)              (0.64)              --

Net asset value at end of period                             13.51                 11.40               11.11             10.00

Total return (C)                                            18.72%                  6.32%              18.41%             0.00%

Net assets at end of period                               573,769                  502,116             759,366          232,998

Ratio of expenses to average net assets:
    Before expense reimbursement and waived fees          6.43%(E)                 11.50%              18.26%           80.88%(E)
    After expense reimbursement and waived fees           1.94%(E)                  2.02%               2.23%            2.05%(E)

Ratio of net investment income (loss) to average net     (0.65)%(E)                (0.37)%              0.96%            1.54%(E)
    assets
Portfolio turnover rate                                      25%(E)                    39%               108%               0%

Average commission rate per share (D)                     0.0634                    0.0630                 --               --

(A) Represents the period from March 1, 1997 to the date of conversion to Class B shares (October 31, 1997) (Note 4).

(B) Represents the period from the commencement of operations (January 3, 1995) through February 28, 1995.

(C) The total returns shown do not include the effect of applicable sales loads.

(D) Beginning with the year ended February 28, 1997, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

(E) Annualized.

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky
                                     Class B

                              FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period



                                                                             Year                       Period
                                                                            Ended                       Ended
                                                                        Feb. 28, 1998               Feb. 28, 1997 (A)

     Net asset value at beginning of period                           $         11.33             $         10.46

     Income from investment operations:
                   Net investment loss                                          (0.13)                      (0.02)
                   Net realized and unrealized gains
                                 on investments                                  4.21                        1.30
     Total from investment operations                                            4.08                        1.28

     Less distributions:
                   In excess of net realized gains                                 --                       (0.41)
     Total distributions                                                           --                       (0.41)

     Net asset value at end of period                                 $         15.41             $         11.33

     Total return (B)                                                           36.01%                      12.25%

     Net assets at end of period                                      $      4,965,434             $       646,067

     Ratio of expenses to average net assets:
                   Before expense reimbursement and waived fees                  5.81%                      12.14%(C)
                   After expense reimbursement and waived fees                   2.69%                       2.66%(C)

     Ratio of net investment loss to average net assets                         (1.69)%                    (1.04)%(C)

     Portfolio turnover rate                                                       21%                         39%(C)

     Average commission rate per share                                $        0.0596             $        0.0630

(A) Represents the period from the first public offering to shareholders (July 24, 1996) through February 28, 1997.
    Class B shares were initially purchased on April 10, 1995 by the Adviser, who subsequently redeemed the initial shares on March 13, 1996.

(B) The total returns shown do not include the effect of applicable sales loads.

(C) Annualized.

     See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                            PORTFOLIO OF INVESTMENTS

                                February 28, 1998

                                                                                               Market
    Shares                                                                                      Value
                             COMMON STOCKS - 94.8%
                             Airlines - 3.2%
     3,855                     Comair Holdings, Inc.                               $           102,639
       500                     Delta Air Lines, Inc.                                            56,531
                                                                                               159,170

                             Automobile Parts - 1.6%
     1,500                     Dana Corp.                                                       81,844

                             Building Materials - 0.7%
     1,500                      Thomas Industries, Inc.                                          35,438

                             Clothing and Fabrics - 0.6%
     1,000                      Fabric-Centers of America (a)                                    30,250

                             Communications - 3.0%
     1,000                       ADC Telecommunications, Inc. (a)                                25,812
     5,874                       Brightpoint, Inc. (a)                                          120,417
                                                                                                146,229

                             Computers & Information - 13.3%
     1,000                       Computer Associates International, Inc.                          47,125
     6,500                       Compaq Computer Corp.                                           208,406
     2,000                       Dell Computer Corp. (a)                                         279,750
     2,000                       EMC Corp. (a)                                                    76,500
     1,000                       Sun Microsystems, Inc. (a)                                       47,625
                                                                                                 659,406

                             Conglomerates - 2.3%
     1,500                        General Electric Co.                                            116,625

                             Consumer Services - 0.5%
       500                        Volt Information Sciences, Inc. (a)                              26,281

                             Containers and Packaging - 1.5%
     2,000                        Owens Illinois, Inc. (a)                                         76,750

                             Cosmetics/Personal Care - 1.4%
     1,000                        Avon Products, Inc.                                              70,437

                             Electrical Components - 1.8%
     1,750                        Diebold, Inc.                                                    89,906

                                                                                                  Market
    Shares                                                                                        Value
                             Food - 0.4%
       600                       Papa John's International, Inc. (a)                 $             22,275

                             Food Retailers - 0.9%
     1,000                        Kroger Company (a)                                               42,250


                             Health Care Providers - 2.4%
     3,500                        Res-Care, Inc. (a)                                              117,250

                             Heavy Machinery - 2.5%
     3,500                        Chart Industries, Inc.                                           86,625
     1,000                        Robbins & Myers, Inc.                                            39,625
                                                                                                  126,250

                             Household Products, Nondurable - 1.5%
       860                        The Procter & Gamble Co.                                         73,046

                             Industrial and Commercial Services - 1.7%
     1,500                        Cintas Corp.                                                     63,750
       600                        Omnicare, Inc.                                                   22,200
                                                                                                   85,950

                             Insurance, Life - 2.0%
     2,000                        Conseco, Inc.                                                    93,875

                             Media Publishing - 2.2%
     1,500                        Central Newspapers, Inc. - Class A                              107,156

                             Medical Supplies - 10.1%
     4,000                         Biomet, Inc. (a)                                                119,250
     4,300                         Guidant Corp.                                                   313,631
     1,225                         Hillenbrand Industries, Inc.                                     68,830
                                                                                                   501,711

                             Pharmaceuticals - 11.1%
     3,200                         Eli Lilly & Co.                                                 210,600
     2,800                         Johnson & Johnson                                               211,400
       900                         Jones Medical Industries, Inc.                                   33,413
     1,100                         Pfizer, Inc.                                                     97,350
                                                                                                   552,763

                                                                                                     Market
     Shares                 Regional Banks - 5.6%                                                    Value
     1,100                          Banc One Corp.                                      $            62,150
     1,250                          Fifth Third Bancorp                                              98,750
     1,955                          Star Banc Corp.                                                 115,101
                                                                                                    276,001

                             Retailers, Apparel - 1.6%
     1,000                           Gap, Inc.                                                        44,688
     2,000                           Rocky Shoes & Boots, Inc. (a)                                    37,000
                                                                                                      81,688

                             Retailers, Drug-Based - 2.5%
     1,500                           Cardinal Health, Inc.                                           122,813

                             Retailers, Specialty - 0.7%
     2,000                           OfficeMax, Inc. (a)                                              33,375

                             Securities Broker - 0.5%
     1,000                            McDonald & Co. Investments                                      25,000

                             Semiconductor & Related - 4.8%
     2,000                            Intel Corp.                                                     179,375
     2,000                            Photronics, Inc. (a)                                             58,750
                                                                                                      238,125

                             Software & Processing - 13.1%
     1,000                             America Online, Inc. (a)                                        121,125
     2,350                             Cisco Systems, Inc. (a)                                         154,806
     4,000                             Compuware Corp. (a)                                             168,500
     2,000                             Microsoft Corp. (a)                                             169,500
     1,500                             Oracle Corp. (a)                                                 36,938
                                                                                                       650,869

                             Telephone Systems - 1.3%
     2,000                             Cincinnati Bell, Inc.                                            64,000


                             Total Common Stocks (Cost $3,632,065)                                 $  4,706,733

        Face                                                                                            Market
       Amount                                                                                           Value
                           REPURCHASE AGREEMENTS (b) - 4.6%
 $     227,000                  Fifth Third Bank, 4.96%, dated 2/27/
                                due 3/2/1998, repurchase proceeds $227,094
                                 (Cost $227,000)                                              $         227,000

                           Total Investments and Repurchase Agreements
                                  at Value - 99.4%                                            $         4,933,733

                           Other Assets in Excess of Liabilities - 0.6%                                    31,701

                           Net Assets - 100.0%                                                   $       4,965,434


(a)   Non-income producing security.

(b)   Repurchase agreement is fully collateralized by $225,000 par value
      FHLMC Pool #G10657, 7.50%, due 2/1/2012.

      See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998


1.  SIGNIFICANT ACCOUNTING POLICIES

The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the Fund) is a non-diversified, open-end series of the
Maplewood Investment Trust (the Trust), a registered management investment company under the Investment
Company Act of 1940 (the 1940 Act).  The Trust was organized as a Massachusetts business trust on August 12,
1992.  The Fund began operations on January 3, 1995.

The Fund's investment objective is to provide long-term capital growth by investing primarily in common stocks and other equity securities of publicly-traded companies headquartered in Greater Cincinnati and the Cincinnati tri-state region, and those companies having a significant presence in the region.

The Fund currently offers only Class B shares sold subject to a contingent deferred sales load if redeemed within five years from the date of purchase and a distribution fee of up to 1% of average daily net assets.

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time).  Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price.  Securities traded on a securities exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase agreements -- The Fund generally invests its cash reserves by entering into repurchase agreements with its custodian bank. The repurchase agreement, which is collateralized by U.S. Government obligations, is valued at cost which, together with accrued interest, approximates market.  At the time the Fund enters into the repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.  In addition, the Fund actively monitors and seeks additional collateral, as needed.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the
Fund's assets, less liabilities, by the number of shares outstanding.   The offering price per share of the Fund is
equal to the net asset value per share.  The redemption price per share is equal to the net asset value per share, subject to a contingent deferred sales load if redeemed within a five-year period from the date of initial purchase.
The charge declines from 5% to 0% over a five year period.

Investment income -- Interest income is accrued as earned.  Dividend income is recorded on the ex-dividend date.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid annually to shareholders of the Fund.  Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year.  Income distributions and capital gain distributions are determined in accordance with income tax regulations.


               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



Organization expenses -- Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years.  In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions -- Security transactions are accounted for on trade date.  Securities sold are valued on a specific identification basis.

Allocation between classes -- During the period in which both Class A shares and Class B shares were offered, investment income earned, realized capital gains and losses and unrealized appreciation and depreciation were allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.  Distribution expenses were charged directly to the class incurring the expense.  Common expenses which were not attributable to a specific class were allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies.  As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed.  Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $3,632,065 as of
February 28, 1998:

        Gross unrealized appreciation............................... $ 1,145,378
        Gross unrealized depreciation..............................   (  70,710)
        Net unrealized appreciation................................. $ 1,074,668

As of February 28, 1998, the Fund had $61,821 of capital loss carryforwards for federal income tax purposes, none of which expire prior to February 28, 2005.  In addition, the Fund elected to defer until its subsequent tax year
$9,880 of capital losses incurred after October 31, 1997. The Board of Trustees intends to utilize these capital loss carryforwards and "post-October" losses in future years to offset net realized capital gains prior to distribution to shareholders.



               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998



Reclassification of capital accounts -- For the year ended February 28, 1998, the Fund had a net investment loss of $40,721 which was reclassified to paid-in capital on the Statement of Assets and Liabilities.  Such reclassification, the result of permanent differences between financial statement and income tax reporting requirements, has no effect on net assets or net asset value per share.

2.  INVESTMENT TRANSACTIONS

During the year ended February 28, 1998, purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $3,393,696 and $515,122, respectively.

3.  TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of CityFund Advisory, Inc. (the Adviser) or Countrywide Fund
Services, Inc. (CFS), the administrator, transfer agent and accounting services agent for the Fund.

INVESTMENT ADVISORY AGREEMENT
The Fund's investments are managed by the Adviser under the terms of an Investment Advisory Agreement.  Under the Investment Advisory Agreement, the Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly at an annual rate of 1.25% on its average daily net assets.  The Adviser currently intends to waive its advisory fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the Fund to 2.70% of average daily net assets.  For the year ended February 28, 1998, the Adviser waived its entire advisory fee of $34,737 and reimbursed the Fund $52,011 for other operating expenses.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, CFS supplies non-investment related administrative and compliance services for the Fund.  CFS supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees.  For these services, CFS receives a monthly fee from the Fund at an annual rate of 0.15% on its average daily net assets up to $50 million; 0.125% on the next $50 million of such net assets; and
0.10% on such net assets in excess of $100 million, subject to a $1,000 minimum monthly fee.  For the year ended
February 28, 1998, CFS earned $12,000 of fees under the Agreement.

TRANSFER AGENT AND SHAREHOLDER SERVICING AGREEMENT
Under the terms of a Transfer Agent and Shareholder Servicing Agreement, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.  For these services, CFS receives a monthly fee based on the number of shareholder accounts in the Fund, subject to a $1,000 minimum monthly fee for the Fund, or for each class of shares of the Fund, as applicable.  In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.
For the year ended February 28, 1998, CFS earned $20,000 of fees under the Agreement.




               REGIONAL OPPORTUNITY FUND: Ohio, Indiana, Kentucky

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 1998


ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, CFS calculates the daily net asset value per share and maintains the financial books and records of the Fund.  For these services, CFS receives a monthly fee of $2,000 from the Fund.  For the year ended February 28, 1998, CFS earned $24,000 of fees under the Agreement.

DISTRIBUTION PLAN
The Trust has adopted a Distribution Plan (the Plan) for the Fund pursuant to Rule 12b-1 under the 1940 Act.  The
Plan provides that the Fund may incur certain costs related to the distribution of Fund shares, not to exceed 0.25%
and 1.00% of average daily net assets for Class A shares and Class B shares, respectively.  For the year ended
February 28, 1998, the Fund incurred $919 and $24,010 of distribution expenses for Class A shares and Class B shares, respectively, under the Plan.

4.  MANDATORY REDEMPTION OF CLASS A SHARES

Prior to October 31, 1997, the Fund offered two classes of shares:  Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of average daily net assets of the class) and Class
B shares (sold subject to a contingent deferred sales load if redeemed within five years from the date of purchase and a distribution fee of up to 1% of average daily net assets of the class).  On October 31, 1997, all outstanding
Class A shares were redeemed pursuant to a mandatory redemption program authorized by the Board of Trustees.

KPMG Peat Marwick LLP

     1600 PNC Center
     201 East Fifth Street
     Cincinnati, OH 45202

     Dayton, OH

                          Independent Auditors' Report

The Board of Trustees and Shareholders
The Maplewood Investment Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Regional Opportunity Fund: Ohio, Indiana, Kentucky (the "Fund"), a series of the Maplewood Investment Trust, as of February 28, 1998, and the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Regional Opportunity Fund: Ohio, Indiana, Kentucky as of February 28, 1998, and the results of its operations, changes in its net assets and financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

                                                     /s/ KPMG Peat Marwick LLP

Cincinnati, Ohio
March 27, 1998